Leases (Details) - Schedule of future minimum lease payments	Dec. 31, 2008 USD ($)
Minimum future lease payments
2021	$ 235,882
2022	241,781
2023	183,056
2024	5,000
Total minimum future lease payments	665,719
Less: imputed interest	(53,668)
Total lease liability	$ 612,051	[1]

[1]	Includes the current and non-current lease liability, as reported in our Balance Sheet.